Certain Transactions	6 Months Ended
Jun. 30, 2023
Certain Transactions [Abstract]
Certain Transactions
Note 3. Certain Transactions

      MakerBot and Ultimaker transaction ("Ultimaker")
On August 31, 2022, Stratasys completed the merger of MakerBot (previously, a fully owned subsidiary) with Ultimaker, which together formed a new entity under the name Ultimaker. The Company recorded a net gain of $39.1 million from deconsolidation of MakerBot, representing the difference between the book value of MakerBot's net assets and the fair value allocated to such net assets in the transaction as follows:
U.S. $ in thousands
Fair Value, net	$55,751
Net assets deconsolidated	(14,146)
Transaction expenses	(2,469)
Gain on deconsolidation of subsidiary	$39,136
The Company accounts for its investment in the combined company Ultimaker according to the equity method in accordance with ASC Topic 323, as it has retained the ability to exercise significant influence but does not control the new entity. The Company recognized an equity method investment in a total amount of $105.6 million comprised of the assumed fair value of the MakerBot shares and additional amount invested in cash by the Company, representing a 46.5% share in the new entity.
The preliminary allocation of the purchase price (“PPA”) to the underlying net assets acquired and liability assumed resulted in the recognition of intangible assets with a value of $57.8 million, goodwill of $22.3 million and other net assets of $25.5 million. The value assigned to intangible assets is amortized over a period of 5 to 10 years and the related amortization is included under share in net losses (profits) from associated companies. The estimated fair values are preliminary and based on the information that was available as of August 31, 2022. Thus, the measurements of fair value reflected in these assets are subject to changes and such changes could be significant.

       As of June 30, 2023 and December 31, 2022 the equity investment in Ultimaker amounted to $92.9 million and $100.2 million, respectively, which represented the original investment in Ultimaker, net of share in net losses for the respective periods (the six months ended June 30, 2023 and year ended December 31, 2022) in amounts of $7.3 million and $5.4 million, respectively. Following the acquisition, the Company will act as an agent to Ultimaker and will distribute products of Ultimaker. Transactions with Ultimaker for the period were immaterial.
STRATASYS LTD.
NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)
Covestro AG assets acquisition
On April 3th, 2023 (the "Covestro transaction date"), the Company completed a definitive agreement to acquire the additive manufacturing materials business of Covestro AG.  Covestro’s additive manufacturing business is expected to give the Company the ability to accelerate innovative developments in 3D printing materials and to thereby further grow adoption of its newest technologies. Also, the Company acquired an IP portfolio comprised of hundreds of patents and pending patents, including all of the SOMOS™ portfolio.
The Covestro transaction is reflected in accordance with ASC Topic 805, “Business Combinations”. The assets acquisition transaction meets the definition of a business and was accounted for as a “Business Combinations” transaction, using the acquisition method of accounting with the Company as the acquirer. The following table summarizes the fair value of the consideration transferred to Covestro AG for the Covestro transaction:
U.S. $ in thousands
Cash payments*	$53,300
Issuance of ordinary shares to Covestro stockholders	5,201
Contingent consideration at estimated fair value	659
Total consideration	$59,160
*Of which $50 million was paid on April 3, 2023.
The fair value of the ordinary shares issued was determined based on the closing market price of the Company's ordinary shares on the Covestro transaction date.
 In accordance with ASC Topic 805, the estimated contingent consideration as of the Covestro transaction date was included in the purchase price. The total contingent payments could reach to a maximum aggregate amount of up to $37 million. The payment will be settled through the issuance of ordinary shares. The estimated fair value of the contingent consideration is based on management’s assessment of whether, and at what level, the financial metrics will be achieved, and the present value factors associated with the timing of the payments. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. Changes in the fair value of contingent consideration will be recorded in operating expenses. Refer to note 9.

STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Covestro transaction date. The estimated fair values are preliminary and based on the information that was available as of April 3, 2023. Thus, the measurements of fair value reflected are subject to changes and such changes could be significant. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:
Allocation of Purchase Price
(U.S. $ in thousands)
Inventory	$10,429
Fixed assets	5,043
Goodwill	23,092
Intangible assets	22,437
Total assets acquired	61,001

Other current liabilities	1,841
Total liabilities assumed	1,841

Net assets acquired	$59,160
The preliminary allocation of the PPA to net assets acquired and liability assumed resulted in the recognition of intangible assets related to developed technology, customer relationship, and trade name. These intangible assets have a useful life of 7 to 10 years. The fair value estimate of the intangible assets is determined using a variation of the income approach known as the “Multi-Period Excess Earnings Approach”. This valuation technique estimates the fair value of an asset based on market participants’ expectations of the cash flows assets would generate over its remaining useful life. The net cash flows were discounted to present value.
 Pro forma information giving effect to the acquisition has not been provided as the results would not be material.

      Other investments
      In addition to the investment in Ultimaker, other investments included under Long-term investments primarily consist of investments in non-marketable equity securities of several companies without readily determinable fair value in which the Company does not have a controlling interest or significant influence. During the six months ended June 30, 2023 and during 2022, the Company invested a total of $5.4 million and $16.7 million, respectively, in non-marketable equity securities and convertible notes of several companies.